Note 6 - Intangible Assets (Details Textual) - USD ($)	1 Months Ended		2 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 31, 2016	May 31, 2011	Feb. 28, 2013	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Time Warner Cable [Member] | Backhaul Agreement [Member]
Acquired Finite-lived Intangible Assets, Weighted Average Useful Life	36 years
Quarterly Amortization Amount	$ 319,815
Delos Internet [Member] | Customer Relationships [Member]
Acquired Finite-lived Intangible Assets, Weighted Average Useful Life			4 years 60 days
Quarterly Amortization Amount			$ 98,068
Delos Internet [Member]
Acquired Finite-lived Intangible Assets, Weighted Average Useful Life		4 years 60 days
Amortization of Intangible Assets				$ 417,883	$ 98,068	$ 622,556	$ 196,136	$ 392,272	$ 888,969	$ 3,093,817